The
                                    Westport
                                       Funds

                                     [LOGO]

                               Semi-Annual Report
                                 June 30, 1998
                                  (Unaudited)

                                    WESTPORT
                                  INVESTMENTS

Letter to Shareholders                                            August 3, 1998
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

This semi-annual report for The Westport Funds initiates regular communications with shareholders about strategy, portfolio highlights and results. The latter was favorable with both Westport Funds exceeding their benchmarks during the first half of 1998.

                                Table of Results
                               THE WESTPORT FUNDS
                         First Half 1998 Total Returns
--------------------------------------------------------------------------------
                                                     Comparative
Fund                                    Return          Index            Return
--------------------------------------------------------------------------------
Westport Fund - Class R                 11.70%      S&P 400 Mid Cap       8.01%
--------------------------------------------------------------------------------
Westport Small Cap Fund - Class R*      11.80%      Russell 2000          4.93%
--------------------------------------------------------------------------------

Domestic monetary and fiscal policy have been satisfactory and stable in recent years. The dominant economic factor influencing the first half of 1998 was the widening and deepening financial disaster in Asia. Domestically, inflation has stayed low because the Asian turmoil caused currency shifts that increased competition for domestic manufacturers and decreased demand for commodity raw materials such as oil and non-ferrous metals. This positive inflation impact and concern that higher U.S. short-term interest rates would further depress affected Asian currencies have caused the Federal Reserve Board to hold interest rates constant even though wage and price pressure in domestic service industries is increasing. The full economic import of the Asian financial crisis has not been seen as more Asian countries shift their focus to increasing exports to the U.S. and Europe. In addition, the financial crisis likely has further to run and, correspondingly, the economic impact. The high level of bad loans at Japanese banks is causing them to retreat from lending in their traditional markets in other Asian countries transforming severe currency problems into a credit crunch and solvency crisis. Unchecked, this can decimate the impacted countries with economic activity falling dramatically under the weight of corporate bankruptcies. Clearly, a concerted international effort is required to forestall insolvency, and improvement in Japan's economy is essential to braking the downward spiral.

The Asian crisis has also produced "flight capital" that has positively impacted U.S. stock and bond markets. As expected, this capital movement to the best known U.S. companies contributed strongly to the positive correlation between first half equity performance and stratified market capitalization. In the first half of 1998, the S&P 500 Index (reinvested) provided a total return which exceeded the S&P 400 Mid Cap Index which, in turn, exceeded the Russell 2000 Index. It is interesting to note that the 50 largest companies in the S&P 500 provided a total return that exceeded all quintiles in that index with the lowest quintile (the 100 smallest companies in the S&P 500) providing a negative return.

PORTFOLIO HIGHLIGHTS

The investment strategy followed by The Westport Funds is to identify undervalued securities, and the factors or events likely to remove the undervaluation, creating an attractive expected portfolio rate of return. This variant of value investing imposes a discipline on the investment process that attempts to avoid highly risky situations, leaving opportunistic ones.

Investor focus on the largest capitalization companies has created a valuation problem for the S&P 500. The June 1998 issue of the Federal Reserve Bank of St. Louis Monetary Trends states that the P/E for the S&P 500 in April 1998 was the highest in more than 100 years and was unprecedented because previous highs were recorded as the domestic economy exited a recession. Even adjusting for current low inflation and interest rates does not alter the conclusion of extended valuation.

WESTPORT FUND

Not surprisingly, more attractive valuation opportunities for the Westport Fund were found among smaller capitalization companies. In the current investment environment the valuation focus of our investment strategy has led to a higher than normal proportion of smaller company stocks in the Fund as appreciation in this segment of the equity market has failed to keep pace with indices composed of larger companies for the reasons noted above. At the end of first half 1998, the Fund's portfolio was composed of 30 small and mid capitalization companies in attractive businesses with a median price/earnings ratio based on estimated 1998 earnings of 18 versus 25 for the S&P 500. The Westport Fund provided a total return that exceeded that from the S&P 400 Mid Cap Index benchmark by more than 3 percentage points despite the small company bias.

The best performing portfolio companies were those with a domestic consumer focus. Duane Reade, Inc. (metropolitan New York drug retailer), Fingerhut (catalog retailer) and May & Speh, Inc. (information management for direct marketers) all appreciated more than 45% in the first half. May & Speh agreed to be acquired by Acxiom Corp. becoming the Fund's first takeover. Impacted negatively by changes in Medicare reimbursement, Rural Metro Corp. (ambulance service) was the poorest performer in the first half.

WESTPORT SMALL CAP FUND

As indicated in the above table, during the first half of 1998, the Westport Small Cap Fund outperformed the benchmark Russell 2000 Index by approximately 7 percentage points. The challenge to successful investing this year has been to minimize the impact of negative earnings surprises on share prices. We have succeeded in this task by utilizing a two-faceted approach - (1) buying good companies whose share prices have been severely impacted by short-term problems, and (2) focusing on other issues where we felt below market valuations were the result of misunderstanding or misperception of business trends.

Because our philosophy favors the management of relatively concentrated portfolios, the Fund ended the first half with holdings in 37 issues. Particularly strong performance was turned in by Bindley Western Industries (a drug wholesaler) and Duane Reade, Inc. Loss of a large contract caused a sharp decline in the price of Owens & Minor, Inc. (a medical supplies distributor), whose price has recovered more than 25% in the first three weeks of July.

SUMMARY

We feel the Funds are off to a good start and that the value based strategy we have utilized for a combined total of more than fifty years will continue to be effective for The Westport Funds. The underperformance and attractive valuation of small and mid capitalization companies provide a significant opportunity for appreciation relative to large capitalization companies. The timing of this valuation adjustment is unknowable, but both Funds are positioned to exploit the opportunity.

We would like to thank our fellow shareholders for their confidence and participation in the launch of The Westport Funds.

Sincerely,

/s/ Edmund H. Nicklin, Jr.         /s/ Andrew J. Knuth

Edmund H. Nicklin, Jr.             Andrew J. Knuth
Portfolio Manager                  Portfolio Manager

* For total return and other information relating to Class I shares of the Westport Small Cap Fund, see the Financial Highlights on page 7.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
==========================================================================================
                                                                                Westport
                                                                Westport        Small Cap
                                                                  Fund            Fund
------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ....................................   $  4,190,693    $ 28,730,188
                                                              ============    ============
   At market value (Note 2) ...............................   $  4,423,778    $ 28,836,470
Receivable for capital shares sold ........................          5,150         533,100
Receivable for securities sold ............................        104,559         658,468
Dividends receivable ......................................          2,061          36,608
Organization expenses, net (Note 2) .......................         19,576          19,576
Other assets ..............................................         19,908          20,014
                                                              ------------    ------------
   TOTAL ASSETS ...........................................      4,575,032      30,104,236
                                                              ------------    ------------
LIABILITIES
Payable for capital shares redeemed .......................            140             110
Payable for securities purchased ..........................        102,605       1,706,055
Payable to affiliates (Note 4) ............................         66,028          92,691
Other accrued expenses and liabilities ....................            395             698
                                                              ------------    ------------
   TOTAL LIABILITIES ......................................        169,168       1,799,554
                                                              ------------    ------------

NET ASSETS ................................................   $  4,405,864    $ 28,304,682
                                                              ============    ============

Net assets consist of:
Paid-in capital ...........................................   $  4,138,870    $ 28,496,269
Undistributed net investment income (loss) ................         (8,841)          8,701
Accumulated net realized gains (losses)
   from security transactions .............................         42,750        (306,570)
Net unrealized appreciation on investments ................        233,085         106,282
                                                              ------------    ------------
Net assets ................................................   $  4,405,864    $ 28,304,682
                                                              ============    ============

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares .................   $  4,405,864    $  7,031,061
                                                              ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........        394,502         628,776
                                                              ============    ============
Net asset value, offering price and redemption
   price per share (Note 2) ...............................   $      11.17    $      11.18
                                                              ============    ============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares .................   $         --    $ 21,273,621
                                                              ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........             --       1,901,776
                                                              ============    ============
Net asset value, offering price and redemption
   price per share (Note 2) ...............................   $         --    $      11.19
                                                              ============    ============


See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 1998(A) (Unaudited)
=====================================================================================
                                                                            Westport
                                                               Westport     Small Cap
                                                                 Fund         Fund
-------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ...............................................   $  14,599    $ 103,482
                                                               ---------    ---------
EXPENSES
   Investment advisory fees (Note 4) .......................      14,064       63,187
   Registration fees, Common ...............................       3,494        3,494
   Registration fees, Class R ..............................       5,474        6,000
   Registration fees, Class I ..............................       5,858        5,358
   Accounting services fees (Note 4) .......................      10,000       12,500
   Transfer agent fees, Class R (Note 4) ...................       6,000        5,000
   Transfer agent fees, Class I (Note 4) ...................          --        5,000
   Administration fees (Note 4) ............................       5,000        8,523
   Insurance expense .......................................       4,031        4,031
   Postage and supplies ....................................       2,520        3,064
   Custodian fees ..........................................       1,792        3,071
   Amortization of organization expenses (Note 2) ..........       2,175        2,175
   Other expenses ..........................................         568          606
                                                               ---------    ---------
      TOTAL EXPENSES .......................................      60,976      122,009
   Fees waived and/or expenses reimbursed
      by the Adviser (Note 4) ..............................     (37,536)     (27,228)
                                                               ---------    ---------
      NET EXPENSES .........................................      23,440       94,781
                                                               ---------    ---------
NET INVESTMENT INCOME (LOSS) ...............................      (8,841)       8,701
                                                               ---------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from security transactions ..      42,750     (306,570)
   Net change in unrealized appreciation/depreciation
      on investments .......................................     233,085      106,282
                                                               ---------    ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ..     275,835     (200,288)
                                                               ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......   $ 266,994    $(191,587)
                                                               =========    =========

(A) Represents the period from the commencement of operations (January 2, 1998) through June 30, 1998.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended June 30, 1998(A) (Unaudited)
===========================================================================================
                                                                                 Westport
                                                                 Westport       Small Cap
                                                                   Fund            Fund
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) ............................   $     (8,841)   $      8,701
   Net realized gains (losses) from security transactions ..         42,750        (306,570)
   Net change in unrealized appreciation/depreciation
      on investments .......................................        233,085         106,282
                                                               ------------    ------------
Net increase (decrease) in net assets from operations ......        266,994        (191,587)
                                                               ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
CLASS R
   Proceeds from shares sold ...............................      4,190,286       6,872,034
   Payments for shares redeemed ............................       (101,416)       (103,103)
                                                               ------------    ------------
Net increase in net assets from Class R share transactions .      4,088,870       6,768,931
                                                               ------------    ------------

CLASS I
   Proceeds from shares sold ...............................             --      21,748,063
   Payments for shares redeemed ............................             --         (70,725)
                                                               ------------    ------------
Net increase in net assets from Class I share transactions .             --      21,677,338
                                                               ------------    ------------
Net increase in net assets from capital share transactions .      4,088,870      28,446,269
                                                               ------------    ------------
TOTAL INCREASE IN NET ASSETS ...............................      4,355,864      28,254,682

NET ASSETS:
   Beginning of period .....................................         50,000          50,000
                                                               ------------    ------------
   End of period ...........................................   $  4,405,864    $ 28,304,682
                                                               ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................   $     (8,841)   $      8,701
                                                               ============    ============

(A) Represents the period from the commencement of operations (January 2, 1998) through June 30, 1998.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
FINANCIAL HIGHLIGHTS
======================================================================================================
      Per Share Data for a Share Outstanding Throughout Each Period Ended June 30, 1998(A) (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                    Westport
                                                         Westport                  Small Cap
                                                           Fund                       Fund
                                                         ---------------------------------------------
                                                          Class R           Class R          Class I
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............   $    10.00        $    10.00       $    10.92
                                                         ----------        ----------       ----------
Income from investment operations:
   Net investment income (loss) ......................        (0.02)             0.00             0.00
   Net realized and unrealized gains on investments ..         1.19              1.18             0.27
                                                         ----------        ----------       ----------
Total from investment operations .....................         1.17              1.18             0.27
                                                         ----------        ----------       ----------
Net asset value at end of period .....................   $    11.17        $    11.18       $    11.19
                                                         ==========        ==========       ==========
Total return .........................................        11.70%            11.80%            2.47%
                                                         ==========        ==========       ==========
Net assets at end of period (000's) ..................   $    4,406        $    7,031       $   21,274
                                                         ==========        ==========       ==========
Ratio of net expenses to average net assets ..........        1.50%(C)          1.50%(C)         1.50%(C)

Ratio of gross expenses to average net assets (B) ....        3.50%(C)          2.13%(C)         1.83%(C)

Ratio of net investment income (loss)
   to average net assets .............................      (0.56)%(C)          0.14%(C)         0.13%(C)

Portfolio turnover rate ..............................          39%               18%              18%

Average commission rate per share ....................   $   0.0481        $   0.0479       $   0.0479

(A) Represents the period from the commencement of operations (January 2, 1998) through June 30, 1998, except for Class I shares of the Westport Small Cap Fund which represents the period from its commencement of operations (February 16, 1998) through June 30, 1998.

(B) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

(C)  Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)

1.   ORGANIZATION

The Westport Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Delaware business trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Small Cap Fund (the Funds). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10.00 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on January 2, 1998.

The Westport Fund seeks a return composed of capital appreciation by investing in the securities of companies which are undervalued relative to such company's assets or long-term earnings potential. The Fund invests primarily in equity securities and current income is a secondary consideration. The median market capitalization of the companies the Fund invests in is expected to be mid-range
- between $1 billion and $5 billion.

The Westport Small Cap Fund seeks long-term capital appreciation by investing in the securities of companies which are undervalued relative to such company's assets or long-term earnings potential. The Fund invests primarily in equity securities of companies with market capitalizations less than or equal to $1 billion.

The Funds each offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares (Note 4), and
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable. As of June 30, 1998, there were no outstanding Class I shares of the Westport Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at their closing sales price on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Organization expenses - Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 1998:

--------------------------------------------------------------------------------
                                                Westport             Westport
                                                  Fund            Small Cap Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ...........     $   452,879          $ 1,241,567
Gross unrealized depreciation ...........        (219,794)          (1,135,285)
                                                 --------           ----------
Net unrealized appreciation .............     $   233,085          $   106,282
                                              ===========          ===========
--------------------------------------------------------------------------------

The federal income tax cost of portfolio investments is equal to acquisition cost as shown on the statements of assets and liabilities.

3.   INVESTMENT TRANSACTIONS

For the period ended June 30, 1998, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $4,776,408 and $1,038,110, respectively, for the Westport Fund, and $25,210,601 and $1,813,546 for the Westport Small Cap Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the Adviser), or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc., the distributor of each Fund's shares under the terms of a Distribution Agreement.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of its average daily net assets for the Westport Fund, and 1.00% of its average daily net assets for the Westport Small Cap Fund.

In order to voluntarily reduce operating expenses during the period ended June 30, 1998, the Adviser waived its entire advisory fees of $14,064 and reimbursed $6,140 of common expenses, $11,474 of Class R expenses and $5,858 of Class I expenses for the Westport Fund; and waived $6,384 of its advisory fees and reimbursed $11,000 of Class R expenses and $9,844 of Class I expenses for the Westport Small Cap Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Funds. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from each Fund at an annual rate of 0.125% on its average daily net assets up to $50 million; 0.10% on the next $50 million of such net assets; and 0.075% on such net assets in excess of $100 million, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in each class of each Fund, subject to a minimum monthly fee for each class of shares of a Fund. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, CFS receives a monthly fee from each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN
The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services not otherwise provided by the transfer agent. For these services, each Fund pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. For the period ended June 30, 1998, no shareholder servicing fees were paid or accrued by the Funds.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the period ended June 30, 1998:

--------------------------------------------------------------------------------
                                                    Westport         Westport
                                                      Fund        Small Cap Fund
--------------------------------------------------------------------------------
CLASS R
Shares sold ....................................     398,188           632,268
Shares redeemed ................................      (8,686)           (8,492)
                                                     -------         ---------
Net increase in shares outstanding .............     389,502           623,776
Shares outstanding, beginning of period ........       5,000             5,000
                                                     -------         ---------
Shares outstanding, end of period ..............     394,502           628,776
                                                     =======         =========

CLASS I
Shares sold ....................................          --         1,908,197
Shares redeemed ................................          --            (6,421)
                                                     -------         ---------
Net increase in shares outstanding .............          --         1,901,776
Shares outstanding, beginning of period ........          --                --
                                                     -------         ---------
Shares outstanding, end of period ..............          --         1,901,776
                                                     =======         =========
--------------------------------------------------------------------------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)
================================================================================
                                                                        Market
COMMON STOCKS - 91.1%                                    Shares         Value
--------------------------------------------------------------------------------
AEROSPACE - 1.3%
Sundstrand Corporation ..............................     1,000     $    57,250
                                                                    -----------
BROADCASTING - 4.6%
Cox Radio, Inc. - Class A (a) .......................     4,700         203,275
                                                                    -----------
BUSINESS PRODUCTS & SERVICES - 13.1%
May & Speh, Inc. (a) ................................    10,000         198,750
Policy Management Systems Corporation (a) ...........     2,000          78,500
Rational Software Corporation (a) ...................    14,500         221,125
Young and Rubicam, Inc. .............................     2,500          80,000
                                                                    -----------
                                                                        578,375
                                                                    -----------
CONSUMER PRODUCTS & SERVICES - 10.1%
Duane Reade, Inc. (a) ...............................     5,500         165,000
Fingerhut Companies, Inc. ...........................     1,800          59,400
Marks Bros. Jewelers, Inc. (a) ......................     7,400         144,300
Rural/Metro Corporation (a) .........................     6,000          78,000
                                                                    -----------
                                                                        446,700
                                                                    -----------
FINANCE - 2.1%
Freedom Securities Corporation (a) ..................     5,000          90,625
                                                                    -----------
INDUSTRIAL SPECIALTY PRODUCTS - 18.8%
Anadigics, Inc. (a) .................................    10,900         148,513
C&D Technologies, Inc. ..............................     4,000         232,000
JLG Industries, Inc. ................................     8,000         162,000
Strattec Securities Corporation (a) .................     6,000         180,750
Unitrode Corporation (a) ............................     9,000         103,500
                                                                    -----------
                                                                        826,763
                                                                    -----------
OIL & GAS SERVICES - 3.3%
Petroleum Helicopters, Inc. .........................     7,000         144,375
                                                                    -----------
REGIONAL BANKS AND THRIFTS - 14.0%
Carolina First Corporation ..........................     2,000          50,750
First Virginia Banks, Inc. ..........................     2,500         127,812
Heritage Financial Corporation ......................     2,500          36,875
Republic Banking Corporation of Florida (a) .........    10,000         160,000
Sterling Financial Corporation (a) ..................     8,500         193,375
Webster Financial Corporation .......................     1,500          49,875
                                                                    -----------
                                                                        618,687
                                                                    -----------
SECURITY PRODUCTS & SERVICES - 3.3%
Pittston Brink's Group ..............................     4,000         147,500
                                                                    -----------
12

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)
================================================================================
                                                                        Market
COMMON STOCKS - 91.1% (Continued)                        Shares         Value
--------------------------------------------------------------------------------
TRANSPORTATION - 13.9%
Air Express International Corporation ...............     4,200     $   112,350
Airborne Freight Corporation ........................     4,000         139,750
Circle International Group, Inc. ....................     7,000         196,000
Expeditors International Wash, Inc. .................     3,685         162,140
                                                                    -----------
                                                                        610,240
                                                                    -----------
UTILITIES - 4.7%
El Paso Electric Company (a) ........................    20,000         183,750
Southwestern Energy Company .........................     2,500          22,969
                                                                    -----------
                                                                        206,719
                                                                    -----------

OTHER - 1.9%                                                             83,625
                                                                    -----------

TOTAL COMMON STOCKS (COST $3,781,049)                               $ 4,014,134
                                                                    -----------

MONEY MARKETS - 9.3%
Star Treasury Fund (Cost $409,644)                      409,644     $   409,644
                                                                    -----------

TOTAL INVESTMENT SECURITIES - 100.4% (Cost $4,190,693)              $ 4,423,778

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                          (17,914)
                                                                    -----------

Net Assets - 100.0%                                                 $ 4,405,864
                                                                    ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

WESTPORT SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)
================================================================================
                                                                        Market
COMMON STOCKS - 82.0%                                    Shares         Value
--------------------------------------------------------------------------------
AIRCRAFT MAINTENANCE & SERVICES - 5.3%
AAR Corporation .....................................    32,300     $   954,869
Sifco Industries ....................................    25,400         536,575
                                                                    -----------
                                                                      1,491,444
                                                                    -----------
BROADCASTING - 2.9%
Emmis Communications Corporation (a) ................    17,000         812,812
                                                                    -----------

BUSINESS PRODUCTS & SERVICES - 8.6%
Rational Software Corporation (a) ...................    70,000       1,067,500
Volt Information Sciences, Inc. (a) .................    35,900         973,787
Willis Corroon Group - ADR ..........................    30,000         376,875
                                                                    -----------
                                                                      2,418,162
                                                                    -----------
CONSUMER PRODUCTS & SERVICES - 12.4%
Applebee's International, Inc. ......................    50,000       1,118,750
Duane Reade, Inc. (a) ...............................    20,000         600,000
Marks Bros. Jewelers, Inc. (a) ......................    35,100         684,450
Royal Olympic Cruise Lines (a) ......................    59,100         591,000
Ruby Tuesday, Inc. ..................................    33,200         514,600
                                                                    -----------
                                                                      3,508,800
                                                                    -----------
FINANCE - 1.6%
Freedom Securities Corporation (a) ..................    25,000         453,125
                                                                    -----------

HEALTHCARE - 3.6%
Vencor, Inc. (a) ....................................    140,000      1,015,000
                                                                    -----------

INDUSTRIAL SPECIALTY PRODUCTS - 10.8%
Anadigics, Inc. (a) .................................    56,200         765,725
C&D Technologies, Inc. ..............................    15,000         870,000
JLG Industries, Inc. ................................    20,000         405,000
Rogers, Inc. (a) ....................................    12,900         425,700
Unitrode Corporation (a) ............................    50,000         575,000
                                                                    -----------
                                                                      3,041,425
                                                                    -----------
MEDICAL PRODUCT WHOLESALERS - 5.3%
Bindley Western Industries ..........................    33,333       1,099,989
Owens & Minor, Inc. .................................    40,000         400,000
                                                                    -----------
                                                                      1,499,989
                                                                    -----------
REGIONAL BANKS AND THRIFTS - 14.3%
Harbor Florida Bancshares ...........................    100,000      1,193,750
PBOC Holdings, Inc. (a) .............................    57,500         794,219
Republic Banking Corporation of Florida (a) .........    20,000         320,000
Staten Island Bancorp, Inc. (a) .....................    29,000         659,750
Sterling Financial Corporation (a) ..................    28,000         637,000
Timberland Bancorp (a) ..............................    27,000         445,500
                                                                    -----------
                                                                      4,050,219
                                                                    -----------
14

WESTPORT SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1998 (Unaudited)
================================================================================
                                                                        Market
COMMON STOCKS - 82.0% (Continued)                        Shares         Value
--------------------------------------------------------------------------------
SECURITY PRODUCTS & SERVICES - 0.3%
Checkpoint Systems, Inc. (a) ........................     7,000     $    98,875
                                                                    -----------
TRANSPORTATION - 10.9%
Airborne Freight Corporation ........................    21,200         740,675
Circle International Group, Inc. ....................    21,800         610,400
Expeditors International Wash, Inc. .................    18,685         822,140
Fritz Companies, Inc. (a) ...........................    29,000         387,875
Pittston Burlington Group ...........................    34,000         529,125
                                                                    -----------
                                                                      3,090,215
                                                                    -----------
UTILITIES - 2.4%
El Paso Electric Company (a) ........................    73,600         676,200
                                                                    -----------

Other - 3.6% ........................................                 1,040,500
                                                                    -----------

Total Common Stocks (Cost $23,090,484) ..............               $23,196,766
                                                                    -----------

MONEY MARKETS - 19.9%
Star Treasury Fund (Cost $5,639,704) ................    5,639,704  $ 5,639,704
                                                                    -----------

Total Investment Securities - 101.9% (Cost $28,730,188)             $28,836,470

Liabilities in Excess of Other Assets - (1.9)%                         (531,788)
                                                                    -----------

Net Assets - 100.0%                                                 $28,304,682
                                                                    ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
WESTPORT SMALL CAP FUND


SHAREHOLDER SERVICES
888-593-7878

INVESTMENT ADVISER
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

BOARD OF TRUSTEES
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
Ronald H. Oliver
D. Bruce Smith, II

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

DISTRIBUTOR
CW Fund Distributors, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202



This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.